CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2015 USD ($) shares	Mar. 31, 2015 CNY (¥) shares	Mar. 31, 2014 CNY (¥) shares	Mar. 31, 2013 CNY (¥) shares
Total Alibaba Group Holding Limited shareholders' equity (deficits) | IPO
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares		¥ 61,536
Total Alibaba Group Holding Limited shareholders' equity (deficits)
Increase (Decrease) in Stockholders' Equity
Balance		29,338	¥ (24)	¥ 31,488
Foreign currency translation adjustment		59	552	458
Net change in unrealized gains/ losses on available-for-sale investment securities		3,102	293	(9)
Change in fair value of interest rate swaps under hedge accounting		(36)	36
Net income for the year		24,261	23,315	8,532
Liquidation and deconsolidation of subsidiaries			(14)
Acquisition of shares of consolidated subsidiaries			(7)	(13,105)
Disposals of partial interest in subsidiaries				1
Acquisition of subsidiaries		3,782	276	39
Issuance of ordinary shares				16,434
Exercise of share options and vesting of early exercised options and RSUs, including repayment of related employee loans		676	688	394
Repurchase and retirement of ordinary shares		(256)	(228)	(45,218)
Deemed disposals of partial interest in subsidiaries arising from exercise or vesting of share-based awards		(7)
Repurchase from, net of subscription, by noncontrolling interest for Partner Capital Investment Plan		(37)
Redemption of treasury shares granted for Senior Management Share Incentive Scheme		15
Amortization of compensation cost		12,659	2,784	1,090
Equity-settled donation			1,269
Issuance of ordinary shares in relation to investment in equity investees and others			637
Excess value receivable arising from the restructuring of the commercial arrangements with Ant Financial Services and related amortization		166
Conversion of convertible preferred shares		10,293
Accretion to convertible preferred shareholders		(15)	(31)	(17)
Dividend to convertible preferred shareholders		(97)	(208)	(111)
Balance		¥ 145,439	¥ 29,338	(24)
Ordinary Shares | Partner Capital Investment Plan
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares (in shares) | shares			18,000,000
Ordinary Shares | IPO
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares (in shares) | shares	149,220,834	149,220,834
Ordinary Shares
Increase (Decrease) in Stockholders' Equity
Balance		¥ 1	¥ 1	¥ 1
Balance (in shares) | shares	2,226,810,660	2,226,810,660	2,175,220,739	2,506,952,201
Acquisition of shares of consolidated subsidiaries (in shares) | shares				1,446,505
Acquisition of subsidiaries (in shares) | shares	8,876,755	8,876,755	828,299
Issuance of ordinary shares (in shares) | shares				167,741,936
Exercise of share options and vesting of early exercised options and RSUs, including repayment of related employee loans (in shares) | shares	20,240,334	20,240,334	30,880,761	23,582,277
Repurchase and retirement of ordinary shares (in shares) | shares	(892,859)	(892,859)	(3,943,139)	(524,502,180)
Issuance of ordinary shares in relation to investment in equity investees and others (in shares) | shares			5,824,000
Conversion of convertible preferred shares (In shares) | shares	91,243,312	91,243,312
Balance		¥ 1	¥ 1	¥ 1
Balance (in shares) | shares	2,495,499,036	2,495,499,036	2,226,810,660	2,175,220,739
Additional paid-in capital | IPO
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares		¥ 61,536
Additional paid-in capital
Increase (Decrease) in Stockholders' Equity
Balance		27,043	¥ 21,655	¥ 20,778
Acquisition of shares of consolidated subsidiaries			(7)	(13,105)
Disposals of partial interest in subsidiaries				1
Acquisition of subsidiaries		3,782	276	39
Issuance of ordinary shares				16,434
Exercise of share options and vesting of early exercised options and RSUs, including repayment of related employee loans		516	700	469
Repurchase and retirement of ordinary shares		(13)	(32)	(3,923)
Deemed disposals of partial interest in subsidiaries arising from exercise or vesting of share-based awards		(7)
Redemption of treasury shares granted for Senior Management Share Incentive Scheme		15
Amortization of compensation cost		12,659	2,784	1,090
Equity-settled donation			1,269
Issuance of ordinary shares in relation to investment in equity investees and others			637
Excess value receivable arising from the restructuring of the commercial arrangements with Ant Financial Services and related amortization		1,318
Conversion of convertible preferred shares		10,293
Accretion to convertible preferred shareholders			(31)	(17)
Dividend to convertible preferred shareholders			(208)	(111)
Balance		117,142	27,043	21,655
Treasury shares
Increase (Decrease) in Stockholders' Equity
Balance		0	0
Balance		0	0	0
Restructuring reserve
Increase (Decrease) in Stockholders' Equity
Excess value receivable arising from the restructuring of the commercial arrangements with Ant Financial Services and related amortization		(1,152)
Balance		(1,152)
Subscription receivables
Increase (Decrease) in Stockholders' Equity
Balance		(540)	(852)	(819)
Foreign currency translation adjustment			16	3
Exercise of share options and vesting of early exercised options and RSUs, including repayment of related employee loans		160	(12)	(75)
Repurchase and retirement of ordinary shares		6	308	39
Repurchase from, net of subscription, by noncontrolling interest for Partner Capital Investment Plan		(37)
Balance		(411)	(540)	(852)
Statutory reserves
Increase (Decrease) in Stockholders' Equity
Balance		2,474	1,337	1,096
Liquidation and deconsolidation of subsidiaries		(26)
Appropriation to statutory reserves		267	1,137	241
Balance		2,715	2,474	1,337
Cumulative translation adjustments
Increase (Decrease) in Stockholders' Equity
Balance		(1,144)	(1,666)	(2,121)
Foreign currency translation adjustment		49	536	455
Liquidation and deconsolidation of subsidiaries			(14)
Balance		(1,095)	(1,144)	(1,666)
Unrealized gain (loss) on available-for-sale investment securities, interest rate swaps and others
Increase (Decrease) in Stockholders' Equity
Balance		321	(8)	1
Foreign currency translation adjustment		10
Net change in unrealized gains/ losses on available-for-sale investment securities		3,102	293	(9)
Change in fair value of interest rate swaps under hedge accounting		(36)	36
Balance		3,397	321	(8)
Retained earnings (Accumulated deficits)
Increase (Decrease) in Stockholders' Equity
Balance		1,183	(20,491)	12,552
Net income for the year		24,261	23,315	8,532
Liquidation and deconsolidation of subsidiaries		26
Repurchase and retirement of ordinary shares		(249)	(504)	(41,334)
Accretion to convertible preferred shareholders		(15)
Dividend to convertible preferred shareholders		(97)
Appropriation to statutory reserves		(267)	(1,137)	(241)
Balance		24,842	1,183	(20,491)
Noncontrolling interest | Partner Capital Investment Plan
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares			442
Noncontrolling interest
Increase (Decrease) in Stockholders' Equity
Balance		1,079	537	2,895
Foreign currency translation adjustment		(7)	2
Net income for the year		63	88	117
Liquidation and deconsolidation of subsidiaries		(378)		(60)
Acquisition of shares of consolidated subsidiaries			(2)	(2,768)
Disposals of partial interest in subsidiaries				10
Acquisition of subsidiaries		10,897		294
Deemed disposals of partial interest in subsidiaries arising from exercise or vesting of share-based awards		17
Repurchase from, net of subscription, by noncontrolling interest for Partner Capital Investment Plan		(86)
Redemption of treasury shares granted for Senior Management Share Incentive Scheme		(15)
Capital injection from noncontrolling interests		174
Amortization of compensation cost		291	12	49
Dividend declared by a consolidated subsidiary to noncontrolling interests		(61)
Balance		11,974	1,079	537
Partner Capital Investment Plan
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares			442
IPO
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares		61,536
Balance		¥ 30,417	513	34,383
Balance (in shares) | shares	2,226,810,660	2,226,810,660
Foreign currency translation adjustment		¥ 52	554	458
Net change in unrealized gains/ losses on available-for-sale investment securities	$ 500	3,102	293	(9)
Change in fair value of interest rate swaps under hedge accounting	(6)	(36)	36
Net income for the year		24,324	23,403	8,649
Liquidation and deconsolidation of subsidiaries		(378)	(14)	(60)
Acquisition of shares of consolidated subsidiaries			(9)	(15,873)
Disposals of partial interest in subsidiaries				11
Acquisition of subsidiaries		14,679	276	333
Issuance of ordinary shares				16,434
Exercise of share options and vesting of early exercised options and RSUs, including repayment of related employee loans		676	688	394
Repurchase and retirement of ordinary shares		(256)	(228)	(45,218)
Deemed disposals of partial interest in subsidiaries arising from exercise or vesting of share-based awards		10
Repurchase from, net of subscription, by noncontrolling interest for Partner Capital Investment Plan		(123)
Capital injection from noncontrolling interests		174
Amortization of compensation cost		12,950	2,796	1,139
Equity-settled donation			1,269
Issuance of ordinary shares in relation to investment in equity investees and others			637
Excess value receivable arising from the restructuring of the commercial arrangements with Ant Financial Services and related amortization		166
Conversion of convertible preferred shares		10,293
Accretion to convertible preferred shareholders		(15)	(31)	(17)
Dividend to convertible preferred shareholders		(97)	(208)	(111)
Dividend declared by a consolidated subsidiary to noncontrolling interests		(61)
Balance	$ 25,393	¥ 157,413	¥ 30,417	¥ 513
Balance (in shares) | shares	2,495,499,036	2,495,499,036	2,226,810,660